Basis of Presentation - Summary of Financial Position Reclassified to Discontinued Operations (Details) - CAD ($) $ in Thousands	Oct. 31, 2025	Jul. 31, 2025	Apr. 30, 2025	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024
Current assets
Cash	$ 16,508		$ 10,665	$ 3,534
Amounts receivable, net	3,118		4,115
Tax receivable	152		143
Inventory	531		2,095
Unbilled revenue	925		548
Prepaid expenses	504		1,188
Total current assets	21,738		18,754
Deposit On Equipment	26		502
Property and equipment	4,210		15,762
Total assets	26,102		44,441
Current liabilities
Accounts payable and accrued liabilities	3,432		5,283
Deferred revenue	913		1,090
Income taxes payable	425		475
Total liabilities	8,397		20,815
SHAREHOLDERS' EQUITY
Share capital	136,242		136,371
Accumulated other comprehensive loss	3,357		3,216
Accumulated deficit	(134,934)		(128,794)
Equity	17,705	$ 20,744	23,626	$ 32,677	$ 32,841	$ 35,678
Total liabilities and shareholders' equity	26,102		$ 44,441
Discontinued Operations
Current assets
Cash	643
Amounts receivable, net	3,071
Inventory	1,665
Unbilled revenue	646
Prepaid expenses	817
Deposit On Equipment	486
Property and equipment	11,388
Total assets	28,072
Current liabilities
Accounts payable and accrued liabilities	1,047
Deferred revenue	723
Income taxes payable	1,030
Total liabilities	12,229
SHAREHOLDERS' EQUITY
Share capital	$ 9,429